Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Share-based compensation expense	¥ (50,120)		¥ (31,742)	¥ (37,491)
Amortization and impairment of intangible assets	(12,427)	$ (1,896)	(13,388)	(10,727)
Impairment of goodwill	0	0	(576)	0
Settlement of U.S. federal class action lawsuit			(576)	(1,679)
Fine imposed pursuant to the PRC Anti-monopoly Law	(18,228)
Consolidated income from operations	89,678	13,688	91,430	57,084
Interest and investment income, net	72,794	11,110	72,956	44,106
Interest expense	(4,476)	(683)	(5,180)	(5,190)
Other income, net	7,582	1,157	7,439	221
Income tax expenses	(29,278)	(4,469)	(20,562)	(16,553)
Share of results of equity method investees	6,984	1,066	(5,733)	566
Net income	143,284	$ 21,869	140,350	80,234
Total segments
Adjusted EBITA	177,971		144,455	113,242
Share-based compensation expense	(41,660)		(27,498)	(30,788)
Amortization and impairment of intangible assets	(12,203)		(13,230)	(10,491)
Consolidated income from operations	124,108		103,727	71,963
Unallocated
Adjusted EBITA	(7,518)		(7,319)	(6,261)
Share-based compensation expense	(8,460)		(4,244)	(6,703)
Amortization and impairment of intangible assets	(224)		(158)	(236)
Settlement of U.S. federal class action lawsuit			(576)	(1,679)
Fine imposed pursuant to the PRC Anti-monopoly Law	(18,228)
Consolidated income from operations	¥ (34,430)		¥ (12,297)	¥ (14,879)